LONG-TERM DEBT (Tables)	6 Months Ended
Jul. 04, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Principal value
6.25% senior secured notes due April 2023	$315	$315
5.75% senior secured notes due July 2027	350	350
	665	665
Less: Unamortized debt issue costs	(8)	(8)
	$657	$657